Deferred Income Tax - Summary of Movements of Deferred Tax Assets and Liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	S/ 353,839	S/ 48,682	S/ 58,723
(Charge) credit to P&L	42,779	263,806	(175)
Charge (credit) to equity		159
(Charge) credit to OCI		15,004	(7,298)
Acquisition of subsidiary	(12,340)	10,363
Ending balance	364,225	353,839	48,682
Non-taxable income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			14,190
Reclassification of prior years			(14,190)
Difference in depreciation rates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	61,750	45,155	36,515
(Charge) credit to P&L	104,101	16,595	2,791
Reclassification of prior years			5,849
Ending balance	165,851	61,750	45,155
Fair value gains [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		30,684	13,732
(Charge) credit to P&L		13,587	15,338
(Charge) credit to OCI		(15,348)	7,016
Reclassification of prior years		(28,923)	(5,402)
Ending balance			30,684
Deferred income tax liability work in process [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8,242	24,723	14,368
(Charge) credit to P&L	(5,712)	(16,481)	16,393
Reclassification of prior years			(6,038)
Ending balance	2,530	8,242	24,723
Difference in depreciation rates of assets leased [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			10,445
Reclassification of prior years			(10,445)
Receivables from local Governement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	28,867	25,543
(Charge) credit to P&L	3,322	3,324	9,986
Reclassification of prior years			15,557
Ending balance	32,189	28,867	25,543
Capitalized Financing Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	21,418	15,178
(Charge) credit to P&L	(1,473)	6,240	15,178
Ending balance	19,945	21,418	15,178
Purchase price allocation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	27,118
(Charge) credit to P&L	(11,780)
Reclassification of prior years		30,187
Ending balance	15,338	27,118
Purchase price allocation [member] | Adexus S A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisition of subsidiary		(3,069)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,163	11,808	21,534
(Charge) credit to P&L	(3,724)	2,619	1,347
(Charge) credit to OCI			281
Reclassification of prior years		(1,264)	(11,354)
Sale of subsidiary (GMD S.A.)	(81)
Ending balance	9,358	13,163	11,808
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	160,559	153,093	110,784
(Charge) credit to P&L	84,734	25,883	61,032
(Charge) credit to OCI		(15,348)	7,297
Reclassification of prior years			(26,020)
Sale of subsidiary (GMD S.A.)	(81)
Ending balance	245,211	160,559	153,093
Deferred Tax Liabilities [Member] | Adexus S A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisition of subsidiary		(3,069)
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	105,679	20,949	25,806
(Charge) credit to P&L	(12,614)	84,571	342
Charge (credit) to equity	(8,882)	159
Others	(160)
Reclassification of prior years	(30,901)		(5,199)
Sale of subsidiary (GMD S.A.)	(683)
Ending balance	52,439	105,679	20,949
Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,381	14,892	23,350
(Charge) credit to P&L	79,637	1,489	4,076
Reclassification of prior years			(12,534)
Sale of subsidiary (GMD S.A.)	(9,367)
Ending balance	86,651	16,381	14,892
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	153,083	91,313	59,036
(Charge) credit to P&L	(8,555)	51,163	26,661
Others	(1)
Reclassification of prior years			5,615
Sale of subsidiary (GMD S.A.)	(438)
Ending balance	144,089	153,083	91,313
Tax losses [member] | Adexus S A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisition of subsidiary		10,607
Deferred income tax asset work in process [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17,614	24,103	23,941
(Charge) credit to P&L	21,873	(6,489)	18,623
Reclassification of prior years			(19,544)
Ending balance	39,487	17,614	24,103
Accrual for unpaid vacations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	12,972	14,977	16,973
(Charge) credit to P&L	2,166	(2,005)	772
Others	(1)
Reclassification of prior years			(2,768)
Sale of subsidiary (GMD S.A.)	(1,697)
Ending balance	13,440	12,972	14,977
Investments in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	608	1,476	11,769
(Charge) credit to P&L	118	(312)	(13,832)
Charge (credit) to equity	0
Others		(556)
Reclassification of prior years	(726)		2,063
Ending balance	0	608	1,476
Impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	172,052
(Charge) credit to P&L	28,593	172,052
Charge (credit) to equity	(7,493)
Others	1
Reclassification of prior years	31,627
Ending balance	224,780	172,052
Tax goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	20,525	17,522
(Charge) credit to P&L	(112)	3,003	17,522
Ending balance	20,413	20,525	17,522
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,487	16,463	8,636
(Charge) credit to P&L	18,358	3,322	4,646
Charge (credit) to equity	(347)
(Charge) credit to OCI		(343)
Others	(5,123)	(724)
Reclassification of prior years			5,623
Sale of subsidiary (GMD S.A.)	(236)
Ending balance	28,139	15,487	16,463
Other [Member] | Adexus S A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisition of subsidiary		(3,313)
Deferred Tax Asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	514,398	201,775	169,511
(Charge) credit to P&L	129,464	306,794	58,810
Charge (credit) to equity	(16,722)	159
(Charge) credit to OCI		(343)
Others	(5,284)	(1,280)
Reclassification of prior years			(26,744)
Sale of subsidiary (GMD S.A.)	(12,421)
Ending balance	S/ 609,435	514,398	S/ 201,775
Deferred Tax Asset [Member] | Adexus S A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisition of subsidiary		S/ 7,294